June 19, 1998


VIA EDGAR TRANSMISSION


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


         Re: Variable Account A of American International Life Assurance Company of New York
                  File No. 33-58502

Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of American International Life Assurance Company of New York (the Company) and Variable Account A, we certify that the form of the Prospectuses and Statement of Additional Information which would have been filed under paragraph (c) of Rule 497 does not differ materially from the form of the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 5 to the Registration Statement for Variable Account A, which was filed electronically and became effective on May 1, 1998, as amended by the filing under Rule 497(e) that was made electronically on June 11, 1998.

If you should have any questions  regarding the foregoing,  please contact me at
(302) 594-2987.


Very truly yours,

/s/Kenneth D. Walma
Kenneth D. Walma